Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Mar. 31, 2021
Zhida Hong [Member]
Name of Related Parties	Zhida Hong
Relationship with the Company	President, CEO, and a director of the Company
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Name of Related Parties	Hongye Financial Consulting (Shenzhen) Co., Ltd.
Relationship with the Company	A company controlled by CEO, Mr. Zhida Hong
Zhongpeng Chen [Member]
Name of Related Parties	Zhongpeng Chen
Relationship with the Company	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Bihua Yang [Member]
Name of Related Parties	Bihua Yang
Relationship with the Company	A legal representative of XKJ
Dewu Huang [Member]
Name of Related Parties	Dewu Huang
Relationship with the Company	A legal representative of YBY
Jinlong Huang [Member]
Name of Related Parties	Jinlong Huang
Relationship with the Company	A spouse of legal representative of HSW